2. Revision of Prior Period Financial Statements (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Revision of Prior Period Financial Statements

Note 2 – Revision of Prior Period Financial Statements

The Company corrected certain errors in its 2019 financial statements. In accordance with ASC 50-10-S99 and S55 (formerly Staff Accounting Bulletins (“SAB”) No. 99 and No. 108), Accounting Changes and Error Corrections, the Company concluded that these errors were not, individually, and in the aggregate, quantitatively or qualitatively, material to the financial statements in these periods.

On March 15, 2019, the Company acquired AVX Design & Integration Inc. Upon further review, we noticed that some revenue recognized immediately after the acquisition and before the financial statement reporting period were recognized prematurely. There were also some expense reclassifications between expense items. Consequently, for the three months ended September 30, 2019 revenue was understated by $107,118, cost of revenue was understated by $211,104, selling expenses were overstated by $81,637, compensation - officers was overstated by $4,905, professional fees were overstated by $1,700, and general and administrative expenses were understated by $52,840. The Company had accounted for these errors correctly on the audited year end financials. For the nine months ended September 30, 2019 revenue was understated by $116,445, cost of revenue was understated by $315,495, selling expenses were overstated by $159,547, compensation - officers was understated by $3,420, professional fees were overstated by $13,452, and general and administrative expenses were understated by $56,804. The Company had accounted for these errors correctly on the audited year end financials.

 The below discloses the effects of the revisions on the financial statements for the period reported.

Condensed consolidated statement of operations for the three months ended September 30, 2019

	Previously reported		Revised
	For the three months ended		For the three months ended
	9/30/2019	Adjustment	9/30/2019
Revenue	$324,870	$107,118	$431,988
Revenue - related party	7,300	–	7,300
Total revenue	332,170	107,118	439,288

Cost of Revenue	348,371	211,104	559,475

Gross Profit	(16,201)	(103,986)	(120,187)

Operating Expenses:
Selling	93,904	(81,637)	12,267
Compensation - officers	44,905	(4,905)	40,000
Research and development	66,282	7	66,289
Professional fees	399,650	(1,700)	397,950
General and administrative	269,961	52,840	322,801
Total Operating Expenses	874,702	(35,395)	839,307

Loss from Operations	(890,903)	(68,591)	(959,494)

Other Income (Expense):
Interest income (expense), net	(232)	(16)	(248)
Other income	8,460	1,183	9,643
Total other expense	8,228	1,167	9,395

Loss before income taxes	(882,675)	(67,424)	(950,099)

Tax expense	–	–	–

Net Loss	$(882,675)	$(67,424)	$(950,099)

 Condensed consolidated statement of operations for the nine months ended September 30, 2019

	Previously reported		Revised
	For the nine months ended		For the nine months ended
	9/30/2019	Adjustment	9/30/2019
Revenue	$984,945	$116,445	$1,101,390
Revenue - related party	10,300	–	10,300
Total revenue	995,245	116,445	1,111,690

Cost of Revenue	752,451	315,495	1,067,946

Gross Profit	242,794	(199,050)	43,744

Operating Expenses:
Selling	183,570	(159,547)	24,023
Compensation - officers	106,580	3,420	110,000
Research and development	193,002	7	193,009
Professional fees	971,789	(13,452)	958,337
General and administrative	619,131	56,804	675,935
Total Operating Expenses	2,074,072	(112,768)	1,961,304

Loss from Operations	(1,831,278)	(86,282)	(1,917,560)

Other Income (Expense):
Interest income (expense), net	836	(16)	820
Other income	10,440	1,183	11,623
Total other expense	11,276	1,167	12,443

Loss before income taxes	(1,820,002)	(85,115)	(1,905,117)

Tax expense	–	–	–

Net Loss	$(1,820,002)	$(85,115)	$(1,905,117)

 Condensed consolidated statement of cash flows

	Previously reported		Revised
	For the nine months ended		For the nine months ended
	9/30/2019	Adjustment	9/30/2019
Cash flows from operating activities:
Net Loss	$(1,820,002)	$(85,115)	$(1,905,117)
Adjustments to reconcile net loss to net cash from operating activities:
Inventories reserve	3,601	–	3,601
Depreciation expense	112,107	–	112,107
Amortization of intangible assets	16,521	–	16,521
Amortization of right-of-use assets	48,569	(48,865)	(296)
Stock-based compensation	59,964	–	59,964
Stock option compensation	172,900	–	172,900
Changes in operating assets and liabilities:
Accounts receivable	262,099	(68,373)	193,726
Accounts receivable - related party	39,625	–	39,625
Inventories	(5,210)	–	(5,210)
Other receivable	(3,625)	–	(3,625)
Prepaid expenses	68,914	–	68,914
Deposit	7,210	–	7,210
Accounts payable and accrued liabilities	(22,860)	184,324	161,464
Accounts payable - related party	(4,921)	–	(4,921)
Other liabilities	(7,210)	–	(7,210)
Customer deposit	(5,348)	(30,836)	(36,184)
Net cash flows used in operating activities	(1,077,666)	(48,865)	(1,126,531)

Cash flows from investing activities:
Cash from acquisition	201,482	–	201,482
Purchase of property and equipment	(220,793)	–	(220,793)
Cash paid for acquisition	(550,000)	–	(550,000)
Net cash flows used in investing activities	(569,311)	–	(569,311)

Cash flows from financing activities:
Payment on long term debt and finance lease obligation	(48,865)	48,865	–
Net cash flows used in financing activities	(48,865)	48,865	–

Net change in cash	(1,695,842)	–	(1,695,842)

Cash beginning of period	4,455,751	–	4,455,751

Cash end of period	$2,759,909	$–	$2,759,909

There was no impact on the Company’s consolidated balance sheet.